Supplemental cash flow information - Reconciliation of liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (9,151)	$ (62,381)
Payment of lease obligations	(105,863)	(101,054)
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	2,158,192
Changes from financing cash flows
Repayment of long-term debt and financing fees	(9,151)
Payment of lease obligations	0
Total changes from financing cash flows	(9,151)
Liability-related other changes
Finance costs	2,472
New lease obligations	0
Other	0
Total liability-related other changes	2,472
Outstanding at end of period	2,151,513	2,158,192
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	717,101
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Payment of lease obligations	(105,863)
Total changes from financing cash flows	(105,863)
Liability-related other changes
Finance costs	0
New lease obligations	262,470
Other	(3,545)
Total liability-related other changes	258,925
Outstanding at end of period	$ 870,163	$ 717,101